Operating costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Labour costs
Wages, salaries and related taxes and benefits	$ (1,029)	$ (989)	$ (2,047)	$ (1,971)
Post-employment benefit plans service cost (net of capitalized amounts)	(46)	(45)	(100)	(99)
Other labour costs	(202)	(224)	(406)	(447)
Less:
Capitalized labour	279	266	551	525
Total labour costs	(998)	(992)	(2,002)	(1,992)
Cost of revenues	(1,894)	(1,912)	(3,849)	(3,802)
Other operating costs	(582)	(507)	(1,160)	(989)
Total operating costs	$ (3,474)	$ (3,411)	$ (7,011)	$ (6,783)